SECOND PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Debt Disclosure [Abstract]
SECOND PROMISSORY NOTES
6.	SECOND PROMISSORY NOTES:

	October 31, 2015 $	April 30, 2015 $

Second promissory notes	3,750,320	1,432,565

Total second promissory notes	3,750,320	1,432,565

On February 18, 2015, the Company entered into an agreement with a company controlled by a director of the Company (the “Lender”) pursuant to which up to $4,463,000 will be advanced to the Company in tranches, of which $4,217,000 had been advanced as at October 31, 2015 (the “Second Promissory Notes”). The Second Promissory Notes mature as to $1,000,000 on December 2, 2016, $2,000,000 on June 2, 2017 and the balance due on December 2, 2017. Certain conditions may result in early repayment including immediate repayment in the event a person currently not related to the Company acquires more than 40% of the outstanding common shares of the Company. Debt issuance costs will be amortized over the estimated maturity life of the promissory notes.

The following table outlines the estimated cash payments required in order to repay the principal balance of the Second Promissory Notes:

2016 $	2017 $	2018 $	2019 $	2020 $	Total $
-	1,000,000	3,217,000	-	-	4,217,000

The Second Promissory Notes bear interest at the rate of 12% per annum and during six months ended October 31, 2015, the Company recorded interest of $186,257 (2014 - $nil). Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender. During the six months ended October 31, 2015, the Company settled $50,049 of interest payable on the Second Promissory Notes by the issuance of 286,845 common shares at the fair value of $54,035. Accordingly, the Company recorded a loss on settlement of liabilities of $3,986. The interest settled was for the period from January 8, 2015 to May 31, 2015. Subsequent to October 31, 2015, the Company settled $208,245 of interest payable on the Second Promissory Notes by the issuance of 1,103,449 common shares. The interest settled was for the period from June 1, 2015 to November 30, 2015.

The Company and the Lender have agreed that the Lender is to receive bonus shares equal to 7.5% of each loan tranche advanced divided by the Company’s common share market price. In addition, the Company will issue the Lender an equal number of share purchase warrants for each loan tranche advanced. Each bonus share purchase warrant will entitle the Lender to purchase one common share of the Company at a price equal to the greater of (a) the market price of the Company’s common shares on the date of the advance and (b) the volume weighted average price of the Company’s common shares over the twenty trading days immediately prior to the date of the advance. The bonus share purchase warrants expire on the earlier of (a) December 31, 2018 and (b) the date the advance has been repaid in full, including interest.

During the six months ended October 31, 2015, the Company issued 1,071,709 bonus shares to the Lender at the fair value of $226,135, based on their quoted market price at the date the advances were received, including 679,985 shares having a fair value of $134,095 that the Company had previously committed to issue. At October 31, 2015, the Company was committed to issuing an additional 651,030 bonus shares to the Lender at the fair value of $155,832. The fair value of the bonus shares was determined by reference to the trading price of the Company’s common shares on the date the advances were received.

The fair value of 1,042,754 bonus share purchase warrants committed to be issued (based on advances received during the period) during the six months ended October 31, 2015 of $130,347 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price – CAD$0.24; exercise price – CAD$0.25; expected risk-free interest rate – 1.03%; expected life – 3.45 years; expected volatility – 104% and expected dividend rate – 0%.

The aggregate finance fees (bonus shares and bonus warrants) are recorded against the Second Promissory Notes balance and are being amortized to the Statement of Loss over the life of the Second Promissory Notes, based on two years after the resolution of the IIM litigation, using the effective interest method. The unamortized debt discount as at October 31, 2015 is $466,680 (April 30, 2015 – $184,435).

The Second Promissory Notes are collateralized by the Company’s Helmer-Bovill Property.

6.	SECOND PROMISSORY NOTES:

	April 30, 2015 $	April 30, 2014 $

Second promissory notes	1,432,565	-

Total second promissory notes	1,432,565	-

On February 18, 2015, the Company entered into an agreement with a company controlled by a director of the Company (the “Lender”) pursuant to which up to $4,463,000 will be advanced to the Company in tranches, of which $1,617,000 had been advanced as at April 30, 2015 (the “Second Promissory Notes”). The Second Promissory Notes mature as to $1,000,000 one year after resolution of the IIM litigation (Note 12), $2,000,000 one and a half years after resolution of the IIM litigation and the balance due two years after resolution of the IIM litigation. Certain conditions may result in early repayment including immediate repayment in the event a person currently not related to the Company acquires more than 40% of the outstanding common shares of the Company. Debt issuance costs will be amortized over the estimated maturity life of the promissory notes.

The following table outlines the estimated cash payments required in order to repay the principal balance of the Second Promissory Notes based on the estimate that the settlement of the IIM litigation will occur in August 2015:

2016 $	2017 $	2018 $	2019 $	2020 $	Total $
-	1,617,000	-	-	-	1,617,000

The Second Promissory Notes bear interest at the rate of 12% per annum and during the year ended April 30, 2015, the Company recorded interest of $30,446 (2014 - $nil). Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender. Subsequent to April 30, 2015, the Company settled $50,049 of interest payable on the Promissory Notes by the issuance of 286,845 common shares. The interest settled was for the period from January 8, 2015 to May 31, 2015.

The Company and the Lender have agreed that the Lender is to receive bonus shares equal to 7.5% of each loan tranche advanced divided by the Company’s common share market price. In addition, the Company will issue the Lender an equal number of share purchase warrants for each loan tranche advanced. Each bonus share purchase warrant will entitle the Lender to purchase one common share of the Company at a price equal to the greater of (a) the market price of the Company’s common shares on the date of the advance and (b) the volume weighted average price of the Company’s common shares over the twenty trading days immediately prior to the date of the advance. The bonus share purchase warrants expire on the earlier of (a) December 31, 2018 and (b) the date the advance has been repaid in full, including interest.

At April 30, 2015, the Company was committed to issuing 679,985 bonus shares to the Lender at the fair value of $134,095. The fair value of the bonus shares was determined by reference to the trading price of the Company’s common shares on the date the advances were received. Subsequent to April 30, 2015, the Company issued 1,071,709 bonus shares to the Lender at the fair value of $226,135.

The fair value of 679,985 bonus share purchase warrants committed to be issued (based on advances received during the period) during the year ended April 30, 2015 of $70,729 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price – CAD$0.20; exercise price – CAD$0.22; expected risk-free interest rate – 1.17%; expected life – 3.8 years; expected volatility – 96% and expected dividend rate – 0%.

The aggregate finance fees (bonus shares and bonus warrants) are recorded against the Second Promissory Notes balance and are being amortized to the Statement of Loss over the life of the Second Promissory Notes, based on two years after the resolution of the IIM litigation, using the effective interest method. The unamortized debt discount as at April 30, 2015 is $184,435 (2014 – $nil).

The Second Promissory Notes are collateralized by the Company’s Helmer-Bovill Property.